Distribution Date:	03/12/26	GS Mortgage Securities Trust 2015-GC32
Determination Date:	03/06/26
Next Distribution Date:	04/10/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Controlling Class	400 Capital Management LLC
		Representative
Specially Serviced Loan Detail - Part 2	22		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
Modified Loan Detail	23		510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	36250PAJ4	4.246399%	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	36250PAL9	4.256399%	42,632,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	830,366.09	80,087.05	2,314.65	0.00	0.00	82,401.70	750,279.04	99.03%	7.63%
E	36250PAP0	4.256399%	20,063,000.00	20,063,000.00	0.00	71,163.45	0.00	0.00	71,163.45	20,063,000.00	72.98%	5.63%
F	36250PAR6	4.256399%	10,031,000.00	10,031,000.00	0.00	35,579.95	0.00	0.00	35,579.95	10,031,000.00	59.96%	4.63%
G	36250PAT2	4.256399%	17,555,000.00	17,555,000.00	0.00	62,267.58	0.00	0.00	62,267.58	17,555,000.00	37.17%	2.88%
H*	36250PAV7	4.256399%	28,840,074.00	28,637,384.38	0.00	101,732.52	0.00	0.00	101,732.52	28,637,384.38	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	77,116,750.47	80,087.05	273,058.15	0.00	0.00	353,145.20	77,036,663.42

X-A	36250PAF2	4.256399%	772,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36250PAG0	4.256399%	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	36250PAN5	0.911399%	51,410,000.00	830,366.09	0.00	630.66	0.00	0.00	630.66	750,279.04
Notional SubTotal			884,002,000.00	830,366.09	0.00	630.66	0.00	0.00	630.66	750,279.04

Deal Distribution Total					80,087.05	273,688.81	0.00	0.00	353,775.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36250PAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36250PAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36250PAH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36250PAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	36250PAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	36250PAM7	16.15183991	1.55781074	0.04502334	0.00000000	0.00000000	0.00000000	0.00000000	1.60283408	14.59402918
E	36250PAP0	1,000.00000000	0.00000000	3.54699945	0.00000000	0.00000000	0.00000000	0.00000000	3.54699945	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.54699930	0.00000000	0.00000000	0.00000000	0.00000000	3.54699930	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.54699972	0.00000000	0.00000000	0.00000000	0.00000000	3.54699972	1,000.00000000
H	36250PAV7	992.97194522	0.00000000	3.52747084	0.00000000	0.00000000	0.00000000	0.00000000	3.52747084	992.97194522
R	36250PAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36250PAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	36250PAN5	16.15183991	0.00000000	0.01226726	0.00000000	0.00000000	0.00000000	0.00000000	0.01226726	14.59402918

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/26 - 02/28/26	30	0.00	630.66	0.00	630.66	0.00	0.00	0.00	630.66	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	02/01/26 - 02/28/26	30	0.00	2,314.65	0.00	2,314.65	0.00	0.00	0.00	2,314.65	0.00
E	02/01/26 - 02/28/26	30	0.00	71,163.45	0.00	71,163.45	0.00	0.00	0.00	71,163.45	0.00
F	02/01/26 - 02/28/26	30	0.00	35,579.95	0.00	35,579.95	0.00	0.00	0.00	35,579.95	0.00
G	02/01/26 - 02/28/26	30	0.00	62,267.58	0.00	62,267.58	0.00	0.00	0.00	62,267.58	0.00
H	02/01/26 - 02/28/26	30	0.00	101,576.79	0.00	101,576.79	0.00	155.73	0.00	101,732.52	0.00
Totals			0.00	273,533.08	0.00	273,533.08	0.00	155.73	0.00	273,688.81	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	N/A	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	N/A	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	N/A	42,632,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	353,775.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	260,429.39	Master Servicing Fee	228.19
Interest Reductions due to Nonrecoverability Determination	(67,845.55)	Certificate Administrator Fee	233.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	29.99
ARD Interest	0.00	Operating Advisor Fee	79.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	13,746.07
Total Interest Collected	206,329.91	Total Fees	570.67

Principal		Expenses/Reimbursements
Scheduled Principal	80,087.05	Reimbursement for Interest on Advances	76.88
Unscheduled Principal Collections		ASER Amount	12,215.27
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,502.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	80,087.05	Total Expenses/Reimbursements	32,794.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	273,688.81
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	80,087.05
Excess Liquidation Proceeds Reserve Account Withdrawal	100,724.06	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	100,724.06	Total Payments to Certificateholders and Others	353,775.86
Total Funds Collected	387,141.02	Total Funds Distributed	387,141.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	77,116,750.47	77,116,750.47	Beginning Certificate Balance	77,116,750.47
(-) Scheduled Principal Collections	80,087.05	80,087.05	(-) Principal Distributions	80,087.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	77,036,663.42	77,036,663.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	77,304,024.63	77,304,024.63	Ending Certificate Balance	77,036,663.42
Ending Actual Collateral Balance	77,223,937.58	77,223,937.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	202,595.71	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	202,595.71	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	1	3,082,386.84	4.00%	(8)	4.7680	(0.190000)	1.30 or less	3	39,028,426.05	50.66%	(8)	4.4541	0.538201
5,000,001 to 10,000,000	3	22,573,521.87	29.30%	(8)	4.7540	1.136937	1.31-1.40	1	5,792,232.72	7.52%	(8)	4.8600	1.310000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	1	25,000,000.00	32.45%	(11)	3.9085	1.570000
20,000,001 to 25,000,000	1	25,000,000.00	32.45%	(11)	3.9085	1.570000	1.61-1.70	1	7,216,004.65	9.37%	(8)	4.8200	1.670000
25,000,001 to 30,000,000	1	26,380,754.71	34.24%	(8)	4.3500	0.590000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086	2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	7,216,004.65	9.37%	(8)	4.8200	1.670000
							Lodging	2	32,172,987.43	41.76%	(8)	4.4418	0.719625
Michigan	1	3,082,386.84	4.00%	(8)	4.7680	(0.190000)
							Mixed Use	2	16,781,289.15	21.78%	(8)	4.7174	1.077203
Pennsylvania	2	35,946,039.21	46.66%	(8)	4.4272	0.600644
							Office	9	25,000,000.00	32.45%	(11)	3.9085	1.570000
Texas	1	5,792,232.72	7.52%	(8)	4.8600	1.310000
							Retail	1	3,082,386.84	4.00%	(8)	4.7680	(0.190000)
Washington	9	25,000,000.00	32.45%	(11)	3.9085	1.570000
							Totals	14	77,036,663.42	100.00%	(9)	4.3418	1.037086
Totals	14	77,036,663.42	100.00%	(9)	4.3418	1.037086

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	25,000,000.00	32.45%	(11)	3.9085	1.570000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	26,380,754.71	34.24%	(8)	4.3500	0.590000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	9,565,284.50	12.42%	(8)	4.6400	0.630000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	16,090,624.21	20.89%	(8)	4.8244	1.184099	49 months or greater	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
	Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	77,036,663.42	100.00%	(9)	4.3418	1.037086	Interest Only	1	25,000,000.00	32.45%	(11)	3.9085	1.570000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	52,036,663.42	67.55%	(8)	4.5500	0.781058
	Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	37,647,671.34	48.87%	(10)	4.1647	1.187071			No outstanding loans in this group
	13 to 24 months	3	39,388,992.08	51.13%	(8)	4.5111	0.893732
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	77,036,663.42	100.00%	(9)	4.3418	1.037086
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	89,457.50	59,886.04	0.00	N/A	07/06/25	--	26,440,640.75	26,380,754.71	03/06/26
10	30520779	OF	Seattle	WA	Actual/360	3.909%	75,998.61	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	02/06/26
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	0.00	0.00	0.00	N/A	07/06/25	--	9,565,284.50	9,565,284.50	11/06/25
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	27,127.73	20,201.01	0.00	N/A	07/06/25	--	7,236,205.66	7,216,004.65	03/06/26
42	30309735	LO	Sherman	TX	Actual/360	4.860%	0.00	0.00	0.00	N/A	07/06/25	--	5,792,232.72	5,792,232.72	06/06/25
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	0.00	0.00	0.00	N/A	07/06/25	--	3,082,386.84	3,082,386.84	10/06/24
Totals							192,583.84	80,087.05	0.00				77,116,750.47	77,036,663.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	1,458,599.78	0.00	--	--	03/06/26	0.00	0.00	0.00	0.00	0.00	0.00
10	27,939,961.57	25,027,289.87	01/01/25	09/30/25	10/06/25	4,023,400.84	12,215.27	63,686.12	63,686.12	0.00	0.00
25	384,565.62	145,720.47	01/01/25	03/31/25	03/06/26	3,436,525.71	0.00	0.00	0.00	0.00	0.00
34	981,298.25	0.00	--	--	03/06/26	0.00	0.00	0.00	0.00	0.00	0.00
42	698,375.41	0.00	--	--	03/06/26	0.00	0.00	(48.25)	226,808.45	0.00	0.00
50	0.00	(60,327.27)	01/01/25	06/30/25	04/07/25	1,060,903.16	4,210.90	0.00	0.00	46,698.75	0.00
Totals	31,462,800.63	25,112,683.07				8,520,829.71	16,426.17	63,637.87	290,494.57	46,698.75	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341828%	4.331118%	(9)
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341959%	4.331249%	(8)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342071%	4.331361%	(7)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342182%	4.331472%	(6)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	4.342471%	4.331761%	(5)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.353286%	4.342576%	(4)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.353580%	4.342870%	(3)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	30,339,296.12	0	0.00	0	0.00	4.373542%	4.362832%	(2)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	4.366345%	4.355635%	(1)
06/12/25	0	0.00	0	0.00	1	3,082,386.84	0	0.00	0	0.00	0	0.00	0	0.00	5	37,687,780.68	4.506962%	4.490718%	1
05/12/25	0	0.00	0	0.00	1	3,082,386.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422436%	4.406516%	2
04/11/25	0	0.00	0	0.00	1	3,097,630.30	0	0.00	0	0.00	0	0.00	0	0.00	7	119,752,895.10	4.422434%	4.406514%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30520779	02/06/26	0	5	63,686.12	63,686.12	0.00	25,000,000.00	11/24/24	1
25	30309722	11/06/25	3	5	0.00	0.00	20,897.26	9,565,284.50	06/27/25	2
42	30309735	06/06/25	8	5	(48.25)	226,808.45	68,155.23	5,874,894.74	07/14/25	2	02/02/26
50	30309738	10/06/24	16	5	0.00	0.00	109,563.53	3,186,998.98	11/06/24	2
Totals					63,637.87	290,494.57	198,616.02	43,627,178.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		77,036,663	33,596,759	43,439,904		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	77,036,663	58,596,759	0	0	18,439,904	0
Feb-26	77,116,750	58,676,846	0	0	18,439,904	0
Jan-26	77,184,087	33,744,183	0	0	43,439,904	0
Dec-25	77,251,165	33,811,261	0	0	43,439,904	0
Nov-25	77,356,114	33,882,256	0	0	43,473,858	0
Oct-25	79,914,331	36,427,003	0	0	43,487,328	0
Sep-25	80,026,329	29,180,452	0	0	50,845,877	0
Aug-25	85,470,655	5,339,296	0	0	80,131,358	0
Jul-25	89,395,632	0	0	0	89,395,632	0
Jun-25	342,345,579	339,263,192	0	0	3,082,387	0
May-25	501,914,999	473,832,612	0	0	28,082,387	0
Apr-25	503,021,852	474,924,222	0	0	28,097,630	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30309711	26,380,754.71	26,380,754.71	27,600,000.00	07/08/25	1,062,499.38	0.59000	01/31/25	07/06/25	231
10	30520779	25,000,000.00	25,000,000.00	341,200,000.00	08/08/25	23,258,071.87	1.57000	09/30/25	04/04/25	I/O
25	30309722	9,565,284.50	9,565,284.50	6,025,000.00	08/07/25	109,356.22	0.63000	03/31/25	07/06/25	231
34	30309728	7,216,004.65	7,216,004.65	8,900,000.00	07/24/25	947,510.25	1.67000	12/31/24	07/06/25	231
42	30309735	5,792,232.72	5,874,894.74	7,100,000.00	08/21/25	595,757.33	1.31000	12/31/24	07/06/25	231
50	30309738	3,082,386.84	3,186,998.98	2,400,000.00	01/15/25	(61,794.27)	(0.19000)	06/30/25	07/06/25	135
Totals		77,036,663.42	77,223,937.58	393,225,000.00		25,911,400.78

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	30309711	LO	PA	05/29/25	98

3/6/2026 - The loan transferred to Special Servicing effective 5/29/2025 for imminent maturity default. The subject is a 175-room hotel located in Canonsburg, PA built in 2001 and renovated in 2014. The loan matured on 7/5/2025. A PNL has been executed an d Default/Demand letter sent. Representatives from Sponsorship have begun engaging directly with the special servicer and the loan is being dual tracked. Dec TTM reported 45.6% Occupancy, $142.07 ADR, and $64.84

	RevPAR. The TTM Dec RevPAR index was 83.4 compared to 89.7 in 2024.

10	30520779	OF	WA	11/24/24	1

03/06/2026 - The collateral consists of 1 class-A office building and 8 class-B office buildings in Seattle, WA. In October 2024, the Loan was transferred to Special Servicing upon receipt of notice from Borrower that they would not be in a position to pay the loan off at Maturity on April 6, 2025. Portfolio occupancy is 66% (inline with the Seattle MSA). Borrower stipulated to appointment of a Custodial Receiver. Custodial Receiver is working with Borrower to determine stabilized operations and to identify a 1-, 3- and 5-year capital plan. Lender has finished the portfolio audit, and is capturing all cash flow, which is available for OpEx, leasing and capital items upon Lender approval. Borrower has requested a loan

	extension to allow time to complete critical leasing and a subsequent refinance of the portfolio. Negotiations are on-going.

25	30309722	MU	PA	06/27/25	2

3/6/2026 - The loan transferred to Special Servicing effective 6/27/2025 for imminent maturity default. The 128,149 sf mixed-use property was built in 1937 and is located in Upper Darby, PA. The loan matured on 7/6/2025 and the Borrower did not payoff at maturity. As of February 2026, the property was 19.6% occupied by two tenants. An August 2025 site inspection found the property to be in overall fair condition with several vacant suites untouched since the prior tenant''s

	departure. A Receiver was appointed on 10/10/25. The Receiver is working to cure deferred maintenance and pursue prospective tenants for the vacant suites.

34	30309728	MU	CT	06/27/25	2

3/6/2026 - The loan transferred to Special Servicing effective 6/27/2025 for imminent maturity default. The loan matured on 7/6/2025. The subject is a 28,199 SF mixed use property located in Norwalk, CT built in 1930. The Property is 100%

leased as of February 2026. A site inspection was conducted in August 2025 and noted the Property was in good overall condition with no observed deferred maintenance. Borrower has requested a loan extension and Lender continues to

	evaluate same while also commencing the exercise of remedies.

42	30309735	LO	TX	07/14/25	2

3/6/2026 - The loan transferred to Special Servicing effective 7/14/225 for maturity default. The subject is an 84-room lodging property located in Sherman, TX built in 2006 and renovated in 2012. The loan matured on 7/6/2025. A receiver has been appoint ed to the asset. The Receiver has repaid amounts that were due past due to IGH, as well as amounts due to the City of Sherman for occupancy taxes that had not been paid. The lack of Occupancy tax payments by the Borrower caused the City to obtain a Temporary Injunction which barred the hotel from taking new reservation. The Receiver has since paid those amounts, and the hotel is now operational. The Receiver has also addressed numerous code violations from the City of Sherman, as well as many fire and life safety issues at the property that needed to be rectified. The hotel became operational again under Receivership. A foreclosure sale was scheduled for 2/3/2026 but has been postponed due

	to the Borrower filing for Chapter 11 bankruptcy protection.

50	30309738	RT	MI	11/06/24	2

3/6/2026 - The loan transferred to special servicing on 11/6/2024, due to a single-tenant trigger event following Rite Aid''s departure from the premises. As part of its bankruptcy proceedings, Rite Aid vacated the premises in September 2024 following the court-approved rejection of the Cedar Springs lease. The collateral consists of a 14,673-square-foot standalone former Rite Aid Pharmacy built in 2010, situated in Cedar Springs, Michigan, within the Grand Rapids-Wyoming MSA.

The property sits on a 1.8 -acre parcel (78,408 SF) and features a drive-through lane and 50 surface parking spaces, reflecting a parking ratio of approximately 3.4 spaces per 1,000 SF of GLA. A PNA was executed by the borrower effective

1/13/2025. A receiver was appointed to the property effective 4/25/2025. The loan is currently due for the October 2024 payment. The special servicer is pursuing remedies as outlined in the loan documents and preparing for disposition. As of

	the December 2025 report, the loan is 0% occupied.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
10	30520779	0.00	3.90850%	0.00	3.90850%	10	07/15/25	07/18/25	08/06/25
10	30520779	0.00	3.90850%	0.00	3.90850%	10	10/17/25	10/05/25	10/28/25
14	30520774	0.00	4.50250%	0.00	4.50250%	10	06/06/25	06/06/25	06/26/25
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
31	30309726	0.00	5.23000%	0.00	5.23000%	1	09/14/23	07/06/23	10/16/23
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
43	30309736	0.00	4.66900%	0.00	4.66900%	10	07/06/25	07/06/25	08/04/25
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30309726 11/10/23	6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15	0.00%
38	30309731 07/11/25	7,239,128.96	8,800,000.00	215,215.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
51	30309739 07/11/25	3,899,651.61	6,000,000.00	370,280.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,053,353.75	27,500,000.00	7,615,310.66	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/12/26	0.00	155.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	3,727.45	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	9,912.25	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	189,331.49	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	203.28	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	94.25	0.00	0.00	0.00	0.00	0.00	0.00
31	30309726	11/10/23	0.00	0.00	94.15	0.00	0.00	94.15	0.00	0.00	94.15
38	30309731	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	30309739	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	155.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	203,424.46	94.15	0.00	0.00	94.15	0.00	0.00	94.15

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,141.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,861.11	0.00	0.00	12,215.27	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	34,520.05	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76.88	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	21,894.64	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	11,430.86	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,502.35	0.00	0.00	12,215.27	0.00	67,845.55	76.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		100,640.05

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Supplemental Notes
None

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